Subsequent Events	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
32. Subsequent Events
On May 10, 2023, the Company’s Board of Directors has passed a resolution approving the matters required under Article 156, Paragraph 1 of the Companies Act for the repurchase of its own shares for capital efficiency and shareholder returns, pursuant to Articles 34 of the Articles of Incorporation, which is in accordance with Article 459, Paragraph 1 Companies Act.
Details of Share Repurchase

•	Class of shares to be repurchased: Common shares

•	Total number of shares: Up to 40,000,000 shares
(approximately 3.4% of the total outstanding shares (excluding treasury shares))

•	Total purchase price of shares to be repurchased: Up to 50 billion yen

•	Repurchase period: From May 17, 2023 to March 31, 2024

•	Method of share repurchase: Market purchases based on the discretionary dealing contract regarding repurchase of own shares